Fair Value of Financial Assets and Liabilities (Details) - Schedule of Financial Instruments Subject to Compensation - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Instruments Subject to Compensation [Line Items]
Gross amounts	$ 12,942,081	$ 10,575,817
Compensated in balance	0	0
Net amount presented in balance	12,942,081	10,575,817
Remaining financial instruments not linked, nor subject to netting agreements	40,331,150	39,806,981
Amount in Statements of Financial Position	53,273,231	50,382,798
Liabilities
Gross amounts	13,015,302	12,014,721
Compensated in balance	0	0
Net amount presented in balance	13,015,302	12,014,721
Remaining financial instruments not linked, nor subject to netting agreements	36,018,388	40,298,472
Amount in Statements of Financial Position	49,033,690	52,313,193
Derivative Contract Guarantees
Liabilities
Derivatives contract guarantees for assets	1,840,673	2,225,820
Derivatives contract guarantees for liabilities	1,594,111	839,201
Financial derivative contracts and hedge accounting
Liabilities
Gross amounts	12,738,714	11,732,137
Compensated in balance	0	0
Net amount presented in balance	12,738,714	11,732,137
Remaining financial instruments not linked, nor subject to netting agreements	321,207	256,205
Amount in Statements of Financial Position	13,059,921	11,988,342
Investments under resale agreements
Liabilities
Gross amounts	276,588	282,584
Compensated in balance	0	0
Net amount presented in balance	276,588	282,584
Remaining financial instruments not linked, nor subject to netting agreements	0	0
Amount in Statements of Financial Position	276,588	282,584
Deposits and other demand liabilities
Liabilities
Gross amounts	0	0
Compensated in balance	0	0
Net amount presented in balance	0	0
Remaining financial instruments not linked, nor subject to netting agreements	35,697,181	40,042,267
Amount in Statements of Financial Position	35,697,181	40,042,267
Financial derivative contracts and hedge accounting
Schedule of Financial Instruments Subject to Compensation [Line Items]
Gross amounts	12,942,081	10,575,817
Compensated in balance	0	0
Net amount presented in balance	12,942,081	10,575,817
Remaining financial instruments not linked, nor subject to netting agreements	221,652	149,198
Amount in Statements of Financial Position	13,163,733	10,725,015
Loans and accounts receivable and interbank loans
Schedule of Financial Instruments Subject to Compensation [Line Items]
Gross amounts	0	0
Compensated in balance	0	0
Net amount presented in balance	0	0
Remaining financial instruments not linked, nor subject to netting agreements	40,109,498	39,657,783
Amount in Statements of Financial Position	$ 40,109,498	$ 39,657,783